UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho            January 24, 2011

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     105
Form 13F Information Table Value Total:     536134
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1059 12266.28 SH       SOLE                 12266.28
Abbott Laboratories            COM              002824100     2630 54893.00 SH       SOLE                 54893.00
Alliance Data Sys Corp         COM              018581108    15566 219150.00SH       SOLE                219150.00
Ametek Inc                     COM              031100100    21043 536116.53SH       SOLE                536116.53
Amphenol Corp Cl A             COM              032095101    15094 285971.00SH       SOLE                285971.00
Apple Computer Inc             COM              037833100      398  1233.00 SH       SOLE                  1233.00
Aptargroup Inc                 COM              038336103    17162 360781.00SH       SOLE                360781.00
Automatic Data Processing      COM              053015103      472 10204.00 SH       SOLE                 10204.00
BP plc - Sponsored ADR         COM              055622104      257  5809.00 SH       SOLE                  5809.00
Baldor Electric                COM              057741100     4146 65773.00 SH       SOLE                 65773.00
Bank Of America Corp           COM              060505104      586 43904.98 SH       SOLE                 43904.98
Baxter International Inc       COM              071813109     1282 25319.00 SH       SOLE                 25319.00
Becton, Dickinson & Co         COM              075887109     1886 22320.00 SH       SOLE                 22320.00
Bed Bath & Beyond Inc          COM              075896100     9947 202377.00SH       SOLE                202377.00
Berkshire Hathaway Inc Cl A    COM              084670108      361   300.00 SH       SOLE                   300.00
C R Bard                       COM              067383109    15129 164861.00SH       SOLE                164861.00
C.H. Robinson Worldwide        COM              12541w209    14751 183950.00SH       SOLE                183950.00
Canadian National Railway Co   COM              136375102      252  3798.00 SH       SOLE                  3798.00
Capital One Financial Corp     COM              14040H105     1350 31710.00 SH       SOLE                 31710.00
Chevron Texaco Corp            COM              166764100     2814 30833.00 SH       SOLE                 30833.00
Church & Dwight Co Inc         COM              171340102     6044 87562.00 SH       SOLE                 87562.00
Cisco Systems Inc              COM              17275R102     1017 50292.00 SH       SOLE                 50292.00
Citigroup Inc                  COM              172967101      206 43645.00 SH       SOLE                 43645.00
City National Corp             COM              178566105     6878 112100.00SH       SOLE                112100.00
Coca Cola Co                   COM              191216100      210  3200.00 SH       SOLE                  3200.00
Colgate-Palmolive Co           COM              194162103      498  6200.00 SH       SOLE                  6200.00
Costco Wholesale Corp          COM              22160K105     2762 38255.00 SH       SOLE                 38255.00
Covidien PLC                   COM              g2554f105      628 13750.00 SH       SOLE                 13750.00
Danaher Corp                   COM              235851102    23599 500294.00SH       SOLE                500294.00
Dentsply International Inc     COM              249030107    10407 304562.00SH       SOLE                304562.00
Donaldson Co                   COM              257651109    21354 366400.00SH       SOLE                366400.00
Dun & Bradstreet Corp          COM              26483E100    10306 125550.00SH       SOLE                125550.00
Ecolab Inc                     COM              278865100    13437 266501.00SH       SOLE                266501.00
Edwards Lifesciences           COM              28176E108     8011 99100.00 SH       SOLE                 99100.00
Emerson Electric               COM              291011104      292  5102.39 SH       SOLE                  5102.39
Equifax Inc                    COM              294429105    11716 329093.00SH       SOLE                329093.00
Exxon Mobil Corp               COM              30231G102     3923 53651.13 SH       SOLE                 53651.13
Fastenal Co.                   COM              311900104     7306 121950.00SH       SOLE                121950.00
Fidelity National Information  COM              31620M106     8245 301034.00SH       SOLE                301034.00
Fifth Third Bancorp            COM              316773100      366 24920.00 SH       SOLE                 24920.00
Fiserv, Inc                    COM              337738108    19676 335997.00SH       SOLE                335997.00
Freeport-Mcmoran Copper & Gold COM              35671D857      234  1950.00 SH       SOLE                  1950.00
General Electric Co            COM              369604103     3507 191759.03SH       SOLE                191759.03
General Mills                  COM              370334104      258  7258.00 SH       SOLE                  7258.00
Global Payments Inc.           COM              37940X102    10708 231725.00SH       SOLE                231725.00
Henry Schein Inc               COM              806407102    10611 172850.00SH       SOLE                172850.00
Honeywell Intn'l Inc           COM              438516106      702 13204.00 SH       SOLE                 13204.00
Hospira Inc                    COM              441060100    13573 243722.00SH       SOLE                243722.00
IHS Inc Cl A                   COM              451734107    10602 131880.00SH       SOLE                131880.00
ITT Corporation                COM              450911102     8800 168878.00SH       SOLE                168878.00
Idex Corp                      COM              45167R104    17520 447848.00SH       SOLE                447848.00
Int'l Business Machines        COM              459200101     3034 20676.00 SH       SOLE                 20676.00
Intel Corp                     COM              458140100      552 26266.14 SH       SOLE                 26266.14
J P Morgan Chase & Co          COM              46625H100     2576 60729.00 SH       SOLE                 60729.00
Johnson & Johnson              COM              478160104     2473 39984.00 SH       SOLE                 39984.00
Landstar System Inc            COM              515098101     7242 176884.00SH       SOLE                176884.00
Lender Processing Services     COM              52602e102     5520 186980.00SH       SOLE                186980.00
Life Technologies Corp         COM              53217v109    10231 184341.00SH       SOLE                184341.00
M & T Bank Corp                COM              55261F104     5898 67750.00 SH       SOLE                 67750.00
MSC Industrial Direct Co Cl A  COM              553530106    14440 223218.00SH       SOLE                223218.00
McDonald's Corp                COM              580135101      354  4606.73 SH       SOLE                  4606.73
Micron Technology              COM              595112103      291 36342.00 SH       SOLE                 36342.00
Microsoft Corp                 COM              594918104      480 17204.00 SH       SOLE                 17204.00
Mylan Laboratories             COM              628530107      243 11500.00 SH       SOLE                 11500.00
New York Community Bancorp     COM              649445103      492 26100.00 SH       SOLE                 26100.00
Nike Inc Cl B                  COM              654106103      469  5495.00 SH       SOLE                  5495.00
Nordstrom Inc.                 COM              655664100      212  5000.00 SH       SOLE                  5000.00
Norfolk Southern Corp          COM              655844108      220  3500.00 SH       SOLE                  3500.00
Oracle Corp                    COM              68389X105     1352 43200.00 SH       SOLE                 43200.00
PNC Financial Serv. Group      COM              693475105      306  5039.00 SH       SOLE                  5039.00
PepsiCo, Inc                   COM              713448108      979 14978.00 SH       SOLE                 14978.00
Pfizer Inc                     COM              717081103      340 19419.00 SH       SOLE                 19419.00
Proctor & Gamble Co            COM              742718109     2029 31541.00 SH       SOLE                 31541.00
Quest Diagnostics Inc          COM              74834L100     9083 168300.00SH       SOLE                168300.00
Robert Half Int'l Inc          COM              770323103     2295 75000.00 SH       SOLE                 75000.00
Rockwell Collins, Inc          COM              774341101    12471 214053.00SH       SOLE                214053.00
Roper Industries Inc           COM              776696106    12045 157597.00SH       SOLE                157597.00
Rovi Corp                      COM              779376102     3845 62000.00 SH       SOLE                 62000.00
Royal Dutch Shell PLC-ADR A    COM              780259206      312  4670.00 SH       SOLE                  4670.00
Scripps Ntwrks Int Cl A        COM              811065101      300  5800.00 SH       SOLE                  5800.00
Sealed Air Corp                COM              81211K100      570 22400.00 SH       SOLE                 22400.00
Solera Holdings Inc            COM              83421A104     6185 120517.00SH       SOLE                120517.00
Teleflex Inc                   COM              879369106     4595 85400.00 SH       SOLE                 85400.00
Texas Instruments              COM              882508104      526 16200.00 SH       SOLE                 16200.00
Thermo Fisher Scientific Inc   COM              883556102    11760 212428.00SH       SOLE                212428.00
U.S. Bancorp                   COM              902973304     5271 195457.00SH       SOLE                195457.00
United Parcel Srvc Cl B        COM              911312106     1250 17225.00 SH       SOLE                 17225.00
United Technologies Corp       COM              913017109     4697 59670.00 SH       SOLE                 59670.00
Varian Medical Systems         COM              92220P105     4522 65275.00 SH       SOLE                 65275.00
Verisk Analytics Inc Cl A      COM              92345y106     7127 209133.00SH       SOLE                209133.00
Wal-Mart Stores                COM              931142103      338  6260.00 SH       SOLE                  6260.00
Waters Corp                    COM              941848103     8412 108250.00SH       SOLE                108250.00
Wells Fargo & Co.              COM              949746101     3505 113091.29SH       SOLE                113091.29
Westamerica Bancorp            COM              957090103     5414 97600.00 SH       SOLE                 97600.00
Western Union Co               COM              959802109     6758 363929.00SH       SOLE                363929.00
Zions Bancorporation           COM              989701107     2946 121600.00SH       SOLE                121600.00
Financial Select Sector SPDR E COM              81369Y605      276 17275.0000SH      SOLE               17275.0000
Franklin Oregon Tax Free Incom COM              354723785      308 26898.3000SH      SOLE               26898.3000
Harbor International Fd Ins    COM              411511306      319 5272.0520SH       SOLE                5272.0520
Janus Short Term Bd            COM              471023887       36 11826.5470SH      SOLE               11826.5470
Loomis Sayles Bond Fund Cl R   COM              543495832      217 15284.1550SH      SOLE               15284.1550
Metropolitan West Total Return COM              592905103      111 10735.5200SH      SOLE               10735.5200
Perkins Mid Cap Value Fund Inv COM              471023598      320 14197.4090SH      SOLE               14197.4090
UMB Scout Intl Fund            COM              904199403      271 8362.4310SH       SOLE                8362.4310
Vanguard 500 Index Fund        COM              922908108      730 6306.7650SH       SOLE                6306.7650